Operations (Tables)	12 Months Ended
Dec. 31, 2020
Operations
Schedule of the Company's major subsidiaries, major VIE and major VIE's subsidiary

			Percentage of
			Direct/
			Indirect
	Date of	Place of	Economic
Company	Incorporation	Incorporation	Interest
Major Subsidiaries
Weibo Hong Kong Limited (“Weibo HK”)	July 19, 2010	Hong Kong	100%

Weibo Internet Technology (China) Co., Ltd. (“Weibo Technology” or “the WFOE”)	October 11, 2010	PRC	100%

WB Online Investment Limited (“WB Online”)	June 5, 2014	Cayman Islands	100%

Major VIEs and major VIEs’ subsidiary
Beijing Weimeng Technology Co., Ltd (“Weimeng”)	August 9, 2010	PRC	99%

Beijing Weibo Interactive Internet Technology Co., Ltd. (“Weibo Interactive”)	Acquired in May 2013	PRC	100%

Beijing Weimeng Chuangke Investment Management Co., Ltd. (“Weimeng Chuangke”)	April 9, 2014	PRC	100%

Schedule of total cost and expenses allocated from SINA

	Year Ended December 31,
	2018	2019	2020

	(In thousands)
Cost of revenues	$16,824	$22,246	$19,462
Sales and marketing	11,558	9,770	5,966
Product development	11,688	13,141	10,505
General and administrative	7,264	6,691	7,078
	$47,334	$51,848	$43,011

Schedule of assets, liabilities, results of operations and cash flows of the VIE and the VIE's subsidiaries taken as a whole.

	As of December 31,
	2019	2020

	(In thousands)
Cash, cash equivalents and short-term investments	$99,465	$445,210
Accounts receivable	420,686	431,022
Prepaid expenses and other current assets	101,363	55,653
Amount due from SINA	116,535	31,142
Property and equipment, net	243	692
Operating lease assets	686	1,783
Intangible assets	17,524	146,976
Goodwill	28,989	61,712
Long-term investments	380,420	394,745
Deferred tax assets	10,608	15,392
Others	8,625	223
Total assets	$1,185,144	$1,584,550

Accounts payable	$86,417	$83,336
Accrued and other liabilities	254,564	341,552
Deferred revenues	66,533	85,846
Income taxes payable	28,970	26,417
Amount due to the subsidiaries of the Group	632,900	968,138
Operating lease liability	586	1,704
Deferred tax liability	11,453	32,418
Other non-current liabilities	—	2,102
Total liabilities	$1,081,423	$1,541,513

	Year Ended December 31,
	2018	2019	2020

	(In thousands)
Net revenues	$1,416,367	$1,472,867	$1,319,080
Net income (loss) after intercompany service fee charge	$56,466	$9,874	$(129,126)

	Year Ended December 31,
	2018	2019	2020

	(In thousands)
Net cash provided by (used in) operating activities	$46,738	$(100,987)	$328,469
Net cash used in investing activities	$(331,243)	$(280,404)	$(272,958)
Net cash provided by financing activities	$292,151	$441,952	$290,234
Net increase in cash and cash equivalents	$7,646	$60,561	$345,745